Label	Element	Value
Prospectus Summary | DFA Short-Term Extended Quality Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA Short-Term Extended Quality Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the DFA Short-Term Extended Quality Portfolio (the “Short-Term Extended Quality Portfolio” or the “Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Short-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Investor’s Service, Inc. (“Moody’s”)). In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio generally invests with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

The Short-Term Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains a weighted average maturity and a weighted average duration of three years or less. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus on investment in the longer-term area, otherwise, the Portfolio will focus its investment in the shorter-term area of the eligible maturity range. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Short-Term Extended Quality Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA Short-Term Extended Quality Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and a fund that owns them, to rise or fall.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Foreign Securities and Currencies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Foreign Government Debt Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Interest Rate Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Credit Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Income Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Call Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Derivatives Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Liquidity Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Securities Lending Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Operational Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Cyber Security Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | DFA Short-Term Extended Quality Portfolio | ICE BofA 1-5 Year US Corporate & Government Index1
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-5 Year US Corporate & Government Index1	[1]
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | ICE BofA 1-5 Year US Corporate & Government Index1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	1.46%
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes on sales)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index2	[2]
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[3]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	62
5 Years	rr_ExpenseExampleYear05	111
10 Years	rr_ExpenseExampleYear10	253
1 Year	rr_ExpenseExampleNoRedemptionYear01	18
3 Years	rr_ExpenseExampleNoRedemptionYear03	62
5 Years	rr_ExpenseExampleNoRedemptionYear05	111
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 253
Annual Return 2014	rr_AnnualReturn2014	1.68%
Annual Return 2015	rr_AnnualReturn2015	1.15%
Annual Return 2016	rr_AnnualReturn2016	2.06%
Annual Return 2017	rr_AnnualReturn2017	1.97%
Annual Return 2018	rr_AnnualReturn2018	1.34%
Annual Return 2019	rr_AnnualReturn2019	4.51%
Annual Return 2020	rr_AnnualReturn2020	2.24%
Annual Return 2021	rr_AnnualReturn2021	(0.60%)
Annual Return 2022	rr_AnnualReturn2022	(5.18%)
Annual Return 2023	rr_AnnualReturn2023	5.44%
Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.11%
Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.51%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	0.64%
Prospectus Summary | DFA Short-Term Extended Quality Portfolio | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	0.75%

[1]

ICE BofA index data copyright 2023 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[2]	Effective February 28, 2024, the Portfolio incorporated this broad-based securities market index to reflect the overall applicable securities market of the Portfolio.
[3]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.16% to 0.15% effective as of February 28, 2023.

[4]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.